10-Q Stock-Based Compensation - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) - $ / shares		6 Months Ended
	May 22, 2024	Jun. 30, 2024
Number of RSUs
Nonvested at the beginning of the period (in shares)		0
Granted (in shares)	762,115	762,115
Vested (in shares)		0
Forfeited (in shares)		0
Nonvested at the end of the period (in shares)		762,115
Weighted Average Grant-Date Fair Value
Nonvested at the begining of the period (in dollars per share)		$ 0
Granted (in dollars per share)	$ 17.00	17.00
Vested (in dollars per share)		0
Forfeited (in dollars per share)		0
Nonvested at the end of the period (in dollars per share)		$ 17.00